Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of right-of-use assets of lease liabilities
U.S. dollars in thousands
Amounts recognized in the consolidated balance sheet as of December 31, 2019:
Right-of-use assets, net	$1,290
Current liabilities	$292
Long-term liabilities	983
Total operating leased liabilities	$1,275

Schedule of weighted average lease term and weighted average discount rate
Weighted average lease term
Operating leases	5.2 years
Weighted average discount rate
Operating leases	6.8%

Schedule of cash flows related operating lease liabilities
U.S. dollars in thousands
Years ending December 31:
2020	$312
2021	234
2022	234
2023	234
2024	189
Thereafter	165
Total lease payments (undiscounted)	1,368
Less – discount to net present value	(93)
Present value of lease liabilities	$1,275